UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 86.8%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.8%

Aernnova Aerospace S.A.U.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	913	$788,131

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	3,562	3,073,711

AI Convoy (Luxembourg) S.a.r.l.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing January 17, 2027	EUR	3,650	3,835,857

Term Loan, 4.65%, (USD LIBOR + 3.50%), Maturing January 17, 2027(2)		4,225	4,019,031

Dynasty Acquisition Co., Inc.

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		4,709	4,165,868

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		8,760	7,748,515

IAP Worldwide Services, Inc.

Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(3)		5,526	5,096,444

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(4)		6,969	5,510,526

TransDigm, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		28,747	25,320,425

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing May 30, 2025		6,433	5,654,352

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		34,382	30,240,452

WP CPP Holdings, LLC

Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing April 30, 2025(2)		9,670	7,324,906

			$102,778,218

Automotive — 2.4%

Adient US, LLC

Term Loan, 5.52%, (3 mo. USD LIBOR + 4.00%), Maturing May 6, 2024		2,754	$2,500,284

American Axle and Manufacturing, Inc.

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024		19,165	16,681,127

Autokiniton US Holdings, Inc.

Term Loan, 6.78%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		9,309	7,447,350

Bright Bidco B.V.

Term Loan, 4.57%, (USD LIBOR + 3.50%), Maturing June 30, 2024(2)		18,107	5,665,890

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

Chassix, Inc.

Term Loan, 7.35%, (USD LIBOR + 5.50%), Maturing November 15, 2023(2)		8,925	$6,425,694

CS Intermediate Holdco 2, LLC

Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), Maturing November 2, 2023		5,097	3,695,127

Dayco Products, LLC

Term Loan, 5.86%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,030	8,272,674

Garrett LX III S.a.r.l.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	4,625	4,511,246

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 3.20%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		8,017	7,450,799

IAA, Inc.

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		6,071	5,820,631

Panther BF Aggregator 2 L.P.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		22,822	20,739,530

Tenneco, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		34,756	26,943,330

Thor Industries, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		9,618	8,852,577

TI Group Automotive Systems, LLC

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing June 30, 2022		8,659	8,074,665

Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,664	7,705,582

Visteon Corporation

Term Loan, 2.40%, (USD LIBOR + 1.75%), Maturing March 25, 2024(2)		2,217	2,086,853

			$142,873,359

Beverage and Tobacco — 0.3%

Arterra Wines Canada, Inc.

Term Loan, 3.80%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		1,579	$1,526,011

Flavors Holdings, Inc.

Term Loan, 7.20%, (3 mo. USD LIBOR + 5.75%), Maturing June 30, 2020		12,507	11,944,646

18	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Beverage and Tobacco (continued)

Flavors Holdings, Inc. (continued)

Term Loan - Second Lien, 11.45%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	3,000	$2,730,000

		$16,200,657

Brokerage / Securities Dealers / Investment Houses — 0.4%

Advisor Group, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	11,176	$9,310,589

Clipper Acquisitions Corp.

Term Loan, 2.73%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	13,001	12,415,716

OZ Management L.P.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	544	538,164

Resolute Investment Managers, Inc.

Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 30, 2023	3,800	3,420,000

		$25,684,469

Building and Development — 2.5%

ACProducts, Inc.

Term Loan, 8.19%, (3 mo. USD LIBOR + 6.50%), Maturing August 18, 2025	3,725	$3,352,500

Advanced Drainage Systems, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026	2,794	2,734,435

American Builders & Contractors Supply Co., Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	22,014	20,817,343

APi Group DE, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	13,766	13,382,654

Core & Main L.P.

Term Loan, 3.99%, (USD LIBOR + 2.75%), Maturing August 1, 2024(2)	12,644	12,006,395

CPG International, Inc.

Term Loan, 5.93%, (12 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	11,649	10,658,391

Cushman & Wakefield U.S. Borrower, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025	31,928	29,726,859

Henry Company, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 5, 2023	1,118	1,040,307

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

NCI Building Systems, Inc.

Term Loan, 4.58%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		9,653	$8,341,486

Quikrete Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		8,649	8,103,001

RE/MAX International, Inc.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023		17,623	16,565,512

Realogy Group, LLC

Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		5,448	4,601,665

Werner FinCo L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024		8,244	7,131,328

WireCo WorldGroup, Inc.

Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		6,808	5,156,973

			$143,618,849

Business Equipment and Services — 6.6%

Adtalem Global Education, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		4,470	$4,155,585

Airbnb, Inc.

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		6,450	6,587,062

AlixPartners, LLP

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	8,841	9,445,902

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing April 4, 2024		6,607	6,399,158

Allied Universal Holdco, LLC

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		5,287	4,961,049

Amentum Government Services Holdings, LLC

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing February 1, 2027		9,575	9,233,891

AppLovin Corporation

Term Loan, Maturing August 15, 2025(5)		5,375	5,146,563

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		26,963	25,800,015

ASGN Incorporated

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025		575	564,353

19	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Belfor Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	5,881	$5,689,444

BidFair MergeRight, Inc.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027	5,893	5,156,609

Bracket Intermediate Holding Corp.

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	9,048	8,267,599

Brand Energy & Infrastructure Services, Inc.

Term Loan, 5.45%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	5,859	4,989,568

Camelot U.S. Acquisition 1 Co.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026	10,698	10,319,290

Ceridian HCM Holding, Inc.

Term Loan, 2.64%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	10,269	9,742,308

CM Acquisition Co.

Term Loan, 11.45%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023	4,783	4,474,965

Da Vinci Purchaser Corp.

Term Loan, 5.24%, (6 mo. USD LIBOR + 4.00%), Maturing January 8, 2027	3,550	3,363,625

EAB Global, Inc.

Term Loan, 4.88%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(2)	14,308	13,628,370

EIG Investors Corp.

Term Loan, 5.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	28,522	26,454,245

Garda World Security Corporation

Term Loan, 6.39%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	7,695	7,446,002

IG Investment Holdings, LLC

Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	24,659	20,605,939

IRI Holdings, Inc.

Term Loan, 5.86%, (3 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	19,553	16,766,269

Iron Mountain, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	8,927	8,413,500

KAR Auction Services, Inc.

Term Loan, 2.88%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	3,352	3,066,980

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Kronos Incorporated

Term Loan, 4.76%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		60,618	$58,685,575

KUEHG Corp.

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		20,213	16,549,539

Term Loan - Second Lien, 9.70%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		4,425	3,429,375

Loire Finco Luxembourg S.a.r.l.

Term Loan, Maturing January 22, 2027(5)	EUR	2,275	2,372,144

Term Loan, Maturing January 22, 2027(5)		3,075	2,905,875

Monitronics International, Inc.

Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		17,276	11,747,877

Outfront Media Capital, LLC

Term Loan, 2.58%, (1 mo. USD LIBOR + 1.75%), Maturing November 18, 2026		2,000	1,850,000

PGX Holdings, Inc.

Term Loan, 0.00%, Maturing September 29, 2020(6)		9,888	4,202,552

Pre-Paid Legal Services, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		1,908	1,753,281

Prime Security Services Borrower, LLC

Term Loan, Maturing September 23, 2026(5)		1,000	957,708

Rockwood Service Corporation

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		4,300	3,956,000

Speedster Bidco GmbH

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 31, 2027	EUR	2,975	2,997,710

Spin Holdco, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		31,269	28,884,424

Trans Union, LLC

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing November 16, 2026		1,247	1,197,431

Vestcom Parent Holdings, Inc.

Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		1,886	1,726,032

WASH Multifamily Laundry Systems, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		1,516	1,371,720

West Corporation

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		3,881	3,028,468

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

West Corporation (continued)

Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		4,973	$3,920,797

Zephyr Bidco Limited

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 23, 2025	EUR	4,975	4,944,148

Term Loan, 4.48%, (1 mo. GBP LIBOR + 4.25%), Maturing July 23, 2025	GBP	8,675	9,587,706

			$386,746,653

Cable and Satellite Television — 3.5%

Altice France S.A.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		4,519	$4,202,569

Term Loan, 4.81%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		6,471	6,041,468

Charter Communications Operating, LLC

Term Loan, 2.16%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027		6,790	6,555,867

CSC Holdings, LLC

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		25,933	24,921,576

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		4	4,058

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		8,408	8,078,413

Numericable Group S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	7,209	7,416,253

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		21,186	19,607,545

Telenet Financing USD, LLC

Term Loan, 2.81%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		33,825	32,319,787

Telenet International Finance S.a.r.l.

Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing April 30, 2029	EUR	5,000	5,375,531

UPC Broadband Holding B.V.

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		7,475	7,082,563

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	4,000	4,273,813

Virgin Media Bristol, LLC

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		39,275	37,248,135

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Virgin Media SFA Finance Limited

Term Loan, 3.51%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	8,175	$9,764,426

Term Loan, 3.51%, (1 mo. GBP LIBOR + 3.25%), Maturing November 15, 2027	GBP	600	715,238

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	11,625	12,341,150

Ziggo B.V.

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	17,350	18,248,155

			$204,196,547

Chemicals and Plastics — 3.3%

Alpha 3 B.V.

Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		3	$2,705

Aruba Investments, Inc.

Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		2,764	2,680,876

Axalta Coating Systems US Holdings, Inc.

Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		30,278	29,573,829

Caldic B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	500	501,694

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	2,166	2,173,727

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	2,863	2,876,871

Colouroz Investment 1 GmbH

Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,979	1,791,628

Element Solutions, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2026		4,451	4,286,852

Emerald Performance Materials, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 1, 2021		5,169	4,901,901

Ferro Corporation

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,757	3,634,575

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,838	3,713,588

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		7,052	6,823,007

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Flint Group GmbH

Term Loan, 4.02%, (USD LIBOR + 3.00%, Floor 1.00%), Maturing September 7, 2021(2)		2,698	$2,198,805

Flint Group US, LLC

Term Loan, 4.02%, (USD LIBOR + 3.00%, Floor 1.00%), Maturing September 7, 2021(2)		16,320	13,300,967

Gemini HDPE, LLC

Term Loan, 3.27%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		9,352	8,977,562

Hexion, Inc.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	15,875	16,309,324

INEOS Enterprises Holdings II Limited

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	1,975	2,084,494

INEOS Enterprises Holdings US Finco, LLC

Term Loan, 5.11%, (3 mo. USD LIBOR + 3.50%), Maturing August 28, 2026		2,146	2,028,340

INEOS Finance PLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	6,389	6,764,848

Inovyn Finance PLC

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 9, 2027	EUR	3,204	3,361,773

Kraton Polymers, LLC

Term Loan, 2.75%, (1 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	1,051	1,140,593

Messer Industries GmbH

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 1, 2026	EUR	4,275	4,544,214

PMHC II, Inc.

Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		4,116	3,416,280

PQ Corporation

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		17,475	16,763,318

Pregis TopCo Corporation

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		5,411	4,897,351

Rohm Holding GmbH

Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing July 31, 2026	EUR	1,600	1,453,828

Term Loan, 6.78%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		3,292	2,600,466

Starfruit Finco B.V.

Term Loan, 3.86%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		9,959	9,100,332

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Tata Chemicals North America, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing August 7, 2020		5,654	$5,484,014

Tronox Finance, LLC

Term Loan, 3.59%, (USD LIBOR + 2.75%), Maturing September 23, 2024(2)		12,606	11,861,950

Univar, Inc.

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		12,865	12,478,604

			$191,728,316

Clothing / Textiles — 0.0%(7)

Samsonite International S.A.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		2,793	$2,592,376

			$2,592,376

Conglomerates — 0.1%

Penn Engineering & Manufacturing Corp.

Term Loan, 4.12%, (3 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,357	$2,192,076

SGB-SMIT Management GmbH

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing July 18, 2024	EUR	6,720	2,761,600

			$4,953,676

Containers and Glass Products — 2.3%

Berry Global, Inc.

Term Loan, 2.83%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		5,860	$5,736,804

Term Loan, 2.83%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,271	7,088,863

BWAY Holding Company

Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		5,744	4,982,489

Flex Acquisition Company, Inc.

Term Loan, 4.43%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		24,928	23,432,567

Term Loan, 4.68%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		11,697	10,975,503

Libbey Glass, Inc.

Term Loan, 3.86%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,168	4,960,795

Pelican Products, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025		6,951	5,786,864

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)

Proampac PG Borrower, LLC

Term Loan, 4.84%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing November 20, 2023(2)		5,861	$5,450,481

Reynolds Consumer Products, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027		12,900	12,457,711

Reynolds Group Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		49,666	47,551,180

Trident TPI Holdings, Inc.

Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing October 17, 2024(2)		4,574	4,047,621

			$132,470,878

Cosmetics / Toiletries — 0.4%

Kronos Acquisition Holdings, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023		25,180	$22,724,619

			$22,724,619

Drugs — 5.2%

Aenova Holding GmbH

Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	1,825	$1,933,262

Akorn, Inc.

Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 14.75% cash, 0.75% PIK, Maturing April 16, 2021		19,134	16,327,605

Albany Molecular Research, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024		6,226	5,734,062

Alkermes, Inc.

Term Loan, 3.01%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		18,787	17,378,318

Amneal Pharmaceuticals, LLC

Term Loan, 3.94%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		25,464	22,885,609

Arbor Pharmaceuticals, Inc.

Term Loan, 6.00%, (2 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		13,080	10,965,701

Bausch Health Companies, Inc.

Term Loan, 3.72%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		56,974	55,216,851

Catalent Pharma Solutions, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026		8,712	8,603,100

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Elanco Animal Health, Inc.

Term Loan, Maturing February 4, 2027(5)		17,575	$17,000,157

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		25,308	23,270,557

Grifols Worldwide Operations USA, Inc.

Term Loan, 2.14%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		36,288	35,199,118

Horizon Therapeutics USA, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 22, 2026		7,802	7,652,529

Jaguar Holding Company II

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		42,662	41,955,366

Mallinckrodt International Finance S.A.

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		33,615	23,986,911

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		11,026	7,773,334

Nidda Healthcare Holding AG

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	5,475	5,666,789

			$301,549,269

Ecological Services and Equipment — 0.4%

Advanced Disposal Services, Inc.

Term Loan, 3.00%, (1 week USD LIBOR + 2.25%, Floor 0.75%), Maturing November 10, 2023		7,473	$7,408,001

EnergySolutions, LLC

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		17,493	15,919,028

US Ecology Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		2,594	2,541,630

			$25,868,659

Electronics / Electrical — 14.5%

Almonde, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024		24,668	$21,543,529

Applied Systems, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		31,327	30,124,076

Term Loan - Second Lien, 8.45%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,279	3,163,868

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Aptean, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		7,563	$7,014,476

Astra Acquisition Corp.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		5,875	5,493,125

Avast Software B.V.

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023		5,584	5,453,627

Banff Merger Sub, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		36,704	31,901,540

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,407	3,241,077

Buzz Merger Sub, Ltd.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		4,950	4,739,625

Castle US Holding Corporation

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		9,021	7,637,706

Celestica, Inc.

Term Loan, 2.61%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,008	3,703,888

Term Loan, 2.99%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		3,319	3,111,328

Cohu, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		10,367	8,604,714

CommScope, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		20,008	19,002,853

CPI International, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024		10,229	8,643,167

Datto, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		3,896	3,671,568

ECI Macola/Max Holdings, LLC

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		8,411	7,444,163

Electro Rent Corporation

Term Loan, 6.02%, (USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024(2)		17,200	15,949,323

Entegris, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing November 6, 2025		2,458	2,433,544

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Epicor Software Corporation

Term Loan, 3.66%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		16,680	$16,172,050

Fiserv Investment Solutions, Inc.

Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027		5,000	4,850,000

Go Daddy Operating Company, LLC

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024		49,169	47,837,786

Hyland Software, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 1, 2024		45,662	44,046,908

Infoblox, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,188	16,457,102

Infor (US), Inc.

Term Loan, 3.25%, (1 mo. EURIBOR + 2.25%, Floor 1.00%), Maturing February 1, 2022	EUR	4,957	5,384,657

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 1, 2022		37,679	37,153,562

Informatica, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 25, 2027	EUR	2,425	2,563,317

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		53,775	50,750,156

Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(8)		4,675	4,523,063

MA FinanceCo., LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		32,990	31,794,570

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing June 21, 2024	EUR	2,500	2,586,663

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		3,744	3,489,631

MACOM Technology Solutions Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,119	17,206,784

Marcel LUX IV S.a.r.l.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		2,220	2,120,118

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	2,650	2,717,660

Mirion Technologies, Inc.

Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		5,301	5,126,222

MKS Instruments, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		3,562	3,473,320

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

MTS Systems Corporation

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023	373	$361,419

NCR Corporation

Term Loan, 2.91%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	9,229	8,813,337

Recorded Books, Inc.

Term Loan, Maturing August 29, 2025(5)	2,400	2,232,000

Renaissance Holding Corp.

Term Loan, 4.01%, (3 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	5,563	5,089,862

Term Loan - Second Lien, 7.76%, (3 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	2,175	1,866,874

Seattle Spinco, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	25,286	23,566,337

SGS Cayman L.P.

Term Loan, 6.83%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,111	772,243

SkillSoft Corporation

Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing April 28, 2021	50,949	30,497,672

SolarWinds Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	26,878	26,183,530

Solera, LLC

Term Loan, 4.36%, (3 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	27,872	26,525,149

Sparta Systems, Inc.

Term Loan, 4.56%, (6 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	3,413	2,936,883

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	10,465	10,114,591

SS&C Technologies, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	2,733	2,638,996

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	14,663	14,170,393

STG-Fairway Holdings, LLC

Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing January 31, 2027	3,700	3,239,813

SurveyMonkey, Inc.

Term Loan, 3.91%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	13,317	12,252,002

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Sutherland Global Services, Inc.

Term Loan, 6.83%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	4,773	$3,317,519

Tibco Software, Inc.

Term Loan, 4.16%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	33,166	31,272,815

Term Loan - Second Lien, 7.66%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028	4,900	4,581,500

TTM Technologies, Inc.

Term Loan, 3.48%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	3,187	3,131,202

Uber Technologies, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	18,071	17,141,644

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	30,076	28,547,333

Ultimate Software Group, Inc. (The)

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	21,031	20,163,585

Ultra Clean Holdings, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	9,530	9,053,500

Verifone Systems, Inc.

Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	14,124	11,060,942

Veritas Bermuda, Ltd.

Term Loan, 5.95%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	23,876	21,040,377

Vero Parent, Inc.

Term Loan, 7.86%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	16,054	14,669,078

Vertiv Group Corporation

Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing March 2, 2027	1,225	1,150,543

VS Buyer, LLC

Term Loan, 4.86%, (3 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	10,425	9,929,813

Vungle, Inc.

Term Loan, 5.99%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	6,468	6,144,125

Western Digital Corporation

Term Loan, 2.77%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	2,946	2,855,997

		$846,451,840

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.3%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing January 15, 2025		21,582	$20,433,301

			$20,433,301

Financial Intermediaries — 3.0%

Aretec Group, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		16,947	$14,164,568

Citco Funding, LLC

Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		28,574	27,787,985

Claros Mortgage Trust, Inc.

Term Loan, 4.11%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		3,203	2,882,377

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(6)		34,065	13,626,184

EIG Management Company, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		2,965	2,686,578

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	8,300	8,654,417

FinCo. I, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		6,919	6,707,437

Focus Financial Partners, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		6,261	5,979,094

Franklin Square Holdings L.P.

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		6,427	5,977,222

Greenhill & Co., Inc.

Term Loan, 3.97%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		5,785	5,351,560

GreenSky Holdings, LLC

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		13,113	11,998,268

Guggenheim Partners, LLC

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023		26,395	25,107,857

Harbourvest Partners, LLC

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		3,540	3,389,814

LPL Holdings, Inc.

Term Loan, 2.24%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		16,359	15,868,230

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Nets Holding A/S

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 6, 2025	EUR	1,000	$1,030,784

Starwood Property Trust, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		715	652,566

StepStone Group L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 27, 2025		6,836	6,664,612

Victory Capital Holdings, Inc.

Term Loan, 3.94%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		9,803	9,429,158

Virtus Investment Partners, Inc.

Term Loan, 3.23%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		5,528	5,347,945

			$173,306,656

Food Products — 3.7%

Alphabet Holding Company, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		31,029	$27,977,534

Atkins Nutritionals Holdings II, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		3,417	3,338,420

B&G Foods, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		2,537	2,474,347

Badger Buyer Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		4,953	3,665,238

Del Monte Foods, Inc.

Term Loan, 4.86%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,037	25,679,261

Froneri International, Ltd.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 29, 2027		18,425	17,169,797

Term Loan - Second Lien, Maturing January 31, 2028(5)		1,000	945,000

Hearthside Food Solutions, LLC

Term Loan, 4.09%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		10,174	9,391,462

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		5,678	5,283,024

HLF Financing S.a.r.l.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		10,838	10,223,196

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

Jacobs Douwe Egberts International B.V.

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		26,074	$25,574,449

JBS USA Lux S.A.

Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		53,163	51,593,043

Nomad Foods Europe Midco Limited

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		10,737	10,407,950

Sunshine Investments B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	10,618	11,351,698

Term Loan, 4.76%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	2,000	2,439,230

Valeo F1 Company Limited (Ireland)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	5,648,009

			$213,161,658

Food Service — 1.0%

1011778 B.C. Unlimited Liability Company

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		36,982	$34,963,707

IRB Holding Corp.

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025(2)		15,641	13,740,213

KFC Holding Co.

Term Loan, 2.47%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		783	753,416

Restaurant Technologies, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		4,379	3,919,441

US Foods, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		5,947	5,518,592

			$58,895,369

Food / Drug Retailers — 0.3%

Allsup’s Convenience Stores, Inc.

Term Loan, 6.88%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		4,962	$4,490,780

L1R HB Finance Limited

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,674	3,215,550

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)

L1R HB Finance Limited (continued)

Term Loan, 5.77%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	9,172	$7,277,896

			$14,984,226

Forest Products — 0.1%

Clearwater Paper Corporation

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing July 26, 2026		3,466	$3,414,318

			$3,414,318

Health Care — 6.5%

Alliance Healthcare Services, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		8,625	$4,743,750

Term Loan - Second Lien, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing April 24, 2024		5,575	2,230,000

athenahealth, Inc.

Term Loan, 5.28%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		16,560	15,462,609

Avantor, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		6,364	6,284,470

BioClinica, Inc.

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023		10,551	9,548,457

BW NHHC Holdco, Inc.

Term Loan, 6.62%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		13,076	8,151,529

CeramTec AcquiCo GmbH

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	9,170	9,278,457

Change Healthcare Holdings, LLC

Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024		3,230	3,125,696

CHG Healthcare Services, Inc.

Term Loan, 4.07%, (USD LIBOR + 3.00%), Maturing June 7, 2023(2)		14,249	13,537,018

CryoLife, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,450	5,204,332

Elsan SAS

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing October 31, 2024	EUR	2,500	2,689,398

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Ensemble RCM, LLC

Term Loan, 5.51%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		5,099	$4,916,649

Envision Healthcare Corporation

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		65,811	46,232,171

Gentiva Health Services, Inc.

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		24,194	22,924,151

Greatbatch Ltd.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022		4,881	4,775,267

Hanger, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		11,907	10,865,138

Inovalon Holdings, Inc.

Term Loan, 3.88%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		12,079	11,747,085

IQVIA, Inc.

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing March 7, 2024		9,993	9,658,607

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		13,607	13,151,188

Medical Solutions, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024		10,716	9,966,204

Mehilainen Yhtiot Oy

Term Loan, Maturing August 9, 2025(5)	EUR	1,750	1,814,658

MPH Acquisition Holdings, LLC

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		18,648	17,222,556

National Mentor Holdings, Inc.

Term Loan, 4.96%, (USD LIBOR + 4.25%), Maturing March 9, 2026(2)		6,643	6,344,084

Term Loan, 5.71%, (3 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		302	288,124

Navicure, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		6,475	6,086,500

One Call Corporation

Term Loan, 6.95%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		17,139	14,582,174

Ortho-Clinical Diagnostics S.A.

Term Loan, 4.27%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		29,412	26,323,625

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Parexel International Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		467	$431,034

Phoenix Guarantor, Inc.

Term Loan, 4.08%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		19,446	18,206,096

Radiology Partners, Inc

Term Loan, 5.67%, (USD LIBOR + 4.25%), Maturing July 9, 2025(2)		3,076	2,780,809

RadNet, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2023		6,691	6,251,937

Select Medical Corporation

Term Loan, 3.07%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		27,023	25,772,794

Surgery Center Holdings, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		10,145	9,096,858

Term Loan, 9.00%, (1 mo. USD LIBOR + 8.00%, Floor 1.00%), Maturing September 3, 2024		1,800	1,809,000

Team Health Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		7,256	5,394,652

Tecomet, Inc.

Term Loan, 4.43%, (6 mo. USD LIBOR + 3.25%), Maturing May 1, 2024		4,422	4,053,768

Verscend Holding Corp.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		19,119	18,124,499

			$379,075,344

Home Furnishings — 0.5%

Serta Simmons Bedding, LLC

Term Loan, 4.61%, (USD LIBOR + 3.50%), Maturing November 8, 2023(2)		61,020	$26,441,949

			$26,441,949

Industrial Equipment — 3.3%

AI Alpine AT Bidco GmbH

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing October 31, 2025	EUR	6,125	$5,765,676

Altra Industrial Motion Corp.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		8,328	7,921,783

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Apex Tool Group, LLC

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		13,866	$11,192,269

Carlisle Foodservice Products, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		3,735	3,060,541

Clark Equipment Company

Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), Maturing May 18, 2024		10,248	9,661,748

CPM Holdings, Inc.

Term Loan, Maturing November 17, 2025(5)		2,250	1,823,906

Delachaux Group S.A.

Term Loan, 5.36%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		5,049	4,316,895

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,942	2,635,690

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	7,355	6,589,259

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		8,421	7,277,554

DXP Enterprises, Inc.

Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023		5,655	5,117,775

Dynacast International, LLC

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		10,846	6,484,935

Engineered Machinery Holdings, Inc.

Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing July 19, 2024		9,368	8,560,040

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		2,563	2,351,128

EWT Holdings III Corp.

Term Loan, 3.45%, (2 mo. USD LIBOR + 2.75%), Maturing December 20, 2024		21,262	20,624,259

Filtration Group Corporation

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		10,473	10,036,254

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	2,839	2,844,132

Gardner Denver, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		2,750	2,611,029

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,386	9,591,322

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024		831	772,769

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Ingersoll-Rand Services Company

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		6,800	$6,456,811

LTI Holdings, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,812	4,707,315

Term Loan, 5.15%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		2,090	1,706,426

Minimax Viking GmbH

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	1,904	2,047,038

Quimper AB

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	17,725	18,300,997

Robertshaw US Holding Corp.

Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025(2)		19,243	14,210,012

Titan Acquisition Limited

Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		18,742	16,585,418

			$193,252,981

Insurance — 2.4%

Alliant Holdings Intermediate, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		2,449	$2,303,941

Term Loan, 3.97%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		4,888	4,617,997

AmWINS Group, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		25,741	25,011,750

AssuredPartners, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		1,721	1,620,027

Asurion, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		25,952	24,900,848

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,211	2,123,582

Term Loan - Second Lien, 6.90%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		29,575	28,527,542

Financiere CEP S.A.S.

Term Loan, 4.00%, (2 mo. EURIBOR + 4.00%), Maturing January 16, 2025	EUR	3,725	4,044,620

Hub International Limited

Term Loan, 4.02%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		19,082	18,108,485

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)

NFP Corp.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		28,123	$25,427,473

USI, Inc.

Term Loan, Maturing December 2, 2026(5)		2,000	1,913,750

			$138,600,015

Leisure Goods / Activities / Movies — 4.5%

AMC Entertainment Holdings, Inc.

Term Loan, 4.08%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		7,822	$5,797,887

Amer Sports Oyj

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	11,925	10,184,877

Ancestry.com Operations, Inc.

Term Loan, 4.66%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		33,541	29,404,546

Bombardier Recreational Products, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		43,333	39,470,706

Cineworld Limited

Term Loan, Maturing February 5, 2027(5)		13,000	8,173,750

ClubCorp Holdings, Inc.

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		18,069	13,568,956

Crown Finance US, Inc.

Term Loan, 2.38%, (6 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	3,058	2,306,699

Term Loan, 3.32%, (6 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		10,387	6,855,357

Delta 2 (LUX) S.a.r.l.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		8,531	7,835,473

Emerald Expositions Holding, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		16,461	12,935,886

Etraveli Holding AB

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing August 2, 2024	EUR	9,900	7,350,137

Lindblad Expeditions, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		479	371,201

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,916	1,484,803

Live Nation Entertainment, Inc.

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2026		22,450	21,296,456

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Match Group, Inc.

Term Loan, 3.46%, (3 mo. USD LIBOR + 1.75%), Maturing February 15, 2027		6,450	$6,164,787

Motion Finco S.a.r.l.

Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing November 4, 2026(2)		605	544,884

Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing November 13, 2026(2)		4,607	4,145,859

NASCAR Holdings, Inc.

Term Loan, 3.37%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		7,289	6,827,991

Playtika Holding Corp.

Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		29,823	29,598,831

SeaWorld Parks & Entertainment, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		5,039	4,281,487

SRAM, LLC

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024		16,198	15,550,214

Steinway Musical Instruments, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		3,539	3,311,884

Travel Leaders Group, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		11,201	8,512,380

UFC Holdings, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		14,855	13,944,749

Vue International Bidco PLC

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing July 3, 2026	EUR	3,878	3,623,957

			$263,543,757

Lodging and Casinos — 3.2%

Aristocrat Technologies, Inc.

Term Loan, 2.86%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		7,466	$7,117,869

Azelis Finance S.A.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing November 10, 2025	EUR	2,600	2,656,887

Boyd Gaming Corporation

Term Loan, 2.39%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		2,089	1,964,937

Churchill Downs Incorporated

Term Loan, 2.41%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,421	3,253,397

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

CityCenter Holdings, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		18,841	$16,754,410

Eldorado Resorts, LLC

Term Loan, 3.25%, (6 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		2,297	2,198,895

ESH Hospitality, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		7,560	6,976,784

Four Seasons Hotels Limited

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		4,667	4,341,331

GBT III B.V.

Term Loan, Maturing February 26, 2027(5)		11,599	10,381,010

Term Loan, Maturing February 26, 2027(5)		13,851	12,396,740

Golden Nugget, Inc.

Term Loan, 3.46%, (USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023(2)		23,388	19,170,018

Golden Nugget, LLC

Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), Maturing October 6, 2023		1,875	1,931,250

GVC Holdings PLC

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	21,225	22,852,368

Term Loan, 3.31%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		9,378	9,018,804

Hanjin International Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	4,830,750

Playa Resorts Holding B.V.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		12,760	10,593,918

Richmond UK Bidco Limited

Term Loan, 4.98%, (6 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,059	2,130,219

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	8,725	9,477,626

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		36,223	35,860,907

			$183,908,120

Nonferrous Metals / Minerals — 0.5%

Arconic Rolled Products Corporation

Term Loan, 3.24%, (1 mo. USD LIBOR + 2.75%), Maturing March 25, 2027		2,800	$2,786,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(4)(8)		627	$473,229

Murray Energy Corporation

DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020		6,088	6,075,002

Term Loan, 0.00%, Maturing October 17, 2022(6)		21,871	382,736

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2021(6)		2,878	201,435

Oxbow Carbon, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		6,545	5,923,508

Rain Carbon GmbH

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	15,625	14,896,705

			$30,738,615

Oil and Gas — 2.9%

Ameriforge Group, Inc.

Term Loan, 8.45%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		21,340	$18,672,591

Apergy Corporation

Term Loan, 2.94%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		621	559,240

Blackstone CQP Holdco L.P.

Term Loan, 4.62%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		11,372	10,532,968

Buckeye Partners L.P.

Term Loan, 3.77%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		14,100	13,306,875

Centurion Pipeline Company, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,185	2,810,487

CITGO Holding, Inc.

Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023		2,562	2,171,401

CITGO Petroleum Corporation

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing July 29, 2021		15,356	14,665,219

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024		24,050	21,644,601

Delek US Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		8,703	7,879,913

Fieldwood Energy, LLC

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing April 11, 2022		20,306	5,177,929

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Matador Bidco S.a.r.l.

Term Loan, 0.50%, Maturing October 15, 2026(3)		4,000	$3,720,000

Term Loan, 5.15%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026		5,925	5,510,250

McDermott Technology Americas, Inc.

DIP Loan, 10.37%, (USD LIBOR + 9.00%), Maturing October 21, 2020(2)		9,775	9,400,295

DIP Loan, 10.65%, (3 mo. USD LIBOR + 9.00%), Maturing October 21, 2020		4,427	4,257,397

DIP Loan, 0.50%, Maturing October 23, 2020(3)		9,039	8,451,811

Term Loan, 0.00%, Maturing May 9, 2025(6)		14,050	4,542,748

Prairie ECI Acquiror L.P.

Term Loan, 6.20%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		4,275	3,105,163

Term Loan, 6.20%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		9,057	6,578,886

PSC Industrial Holdings Corp.

Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing October 11, 2024		7,933	6,465,358

RDV Resources Properties, LLC

Term Loan, 6.87%, (3 mo. USD LIBOR + 5.50%), Maturing March 29, 2024(4)		5,395	3,053,855

Sunrise Oil & Gas Properties, LLC

Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		2,177	2,068,291

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		2,196	1,855,929

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		2,537	1,788,881

UGI Energy Services, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		10,198	9,229,133

			$167,449,221

Publishing — 0.5%

Axel Springer S.E.

Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), Maturing December 18, 2026	EUR	2,000	$1,945,352

Getty Images, Inc.

Term Loan, 4.94%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		11,699	9,856,116

Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	3,565,162

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)

Harland Clarke Holdings Corp.

Term Loan, 6.46%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	2,406	$1,518,605

LSC Communications, Inc.

Term Loan, 0.00%, Maturing September 30, 2022(6)	7,775	596,048

ProQuest, LLC

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	13,269	12,638,961

Tweddle Group, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023	2,068	1,610,853

		$31,731,097

Radio and Television — 2.4%

AP NMT Acquisition B.V.

Term Loan, 7.20%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	3,685	$3,605,143

Cumulus Media New Holdings, Inc.

Term Loan, 4.82%, (6 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	4,002	3,476,352

Diamond Sports Group, LLC

Term Loan, 3.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	30,522	25,046,808

Entercom Media Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	1,690	1,497,214

Entravision Communications Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	7,394	6,973,397

Hubbard Radio, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 28, 2025	7,787	6,034,814

iHeartCommunications, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	4,414	3,972,544

Mission Broadcasting, Inc.

Term Loan, 3.23%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,276	4,042,508

Nexstar Broadcasting, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	16,620	15,713,786

Term Loan, 3.73%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	5,019	4,738,187

Sinclair Television Group, Inc.

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,005	13,138,030

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Sinclair Television Group, Inc. (continued)

Term Loan, 3.32%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	6,393	$5,985,329

Terrier Media Buyer, Inc.

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	19,295	18,008,719

Univision Communications, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024	33,286	29,500,076

		$141,732,907

Retailers (Except Food and Drug) — 1.4%

Apro, LLC

Term Loan, 4.00%, Maturing November 14, 2026(3)	1,539	$1,473,486

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	5,373	5,144,308

Ascena Retail Group, Inc.

Term Loan, 5.63%, (USD LIBOR + 4.50%, Floor 0.75%), Maturing August 21, 2022(2)	15,867	3,758,606

Bass Pro Group, LLC

Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,383	10,364,153

BJ’s Wholesale Club, Inc.

Term Loan, 3.08%, (1 mo. USD LIBOR + 2.25%), Maturing February 3, 2024	2,470	2,411,454

Coinamatic Canada, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	265	240,229

David’s Bridal, Inc.

Term Loan, 7.65%, (3 mo. USD LIBOR + 6.00%), 1.00% cash, 6.65% PIK, Maturing June 30, 2023	3,995	3,291,312

Go Wireless, Inc.

Term Loan, 7.50%, (3 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing December 22, 2024	2,483	1,980,531

Hoya Midco, LLC

Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	7,068	5,124,535

J. Crew Group, Inc.

Term Loan, 4.31%, (USD LIBOR + 3.00%, Floor 1.00%), Maturing March 5, 2021(2)	25,542	13,494,599

LSF9 Atlantis Holdings, LLC

Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	11,653	9,245,014

PetSmart, Inc.

Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 11, 2022	16,444	15,999,857

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

PFS Holding Corporation

Term Loan, 0.00%, Maturing January 31, 2021(6)	9,849	$3,791,913

Pier 1 Imports (U.S.), Inc.

Term Loan, 0.00%, Maturing April 30, 2021(6)	9,332	1,224,809

Radio Systems Corporation

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing May 2, 2024	2,630	2,537,556

		$80,082,362

Steel — 1.0%

Atkore International, Inc.

Term Loan, 4.02%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	10,894	$10,506,029

GrafTech Finance, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	20,674	18,813,454

Neenah Foundry Company

Term Loan, 7.45%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	7,679	6,719,311

Phoenix Services International, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	2,675	2,235,851

Zekelman Industries, Inc.

Term Loan, 2.82%, (1 mo. USD LIBOR + 2.25%), Maturing January 24, 2027	20,450	19,427,500

		$57,702,145

Surface Transport — 0.2%

Agro Merchants NAI Holdings, LLC

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	2,774	$2,524,461

Kenan Advantage Group, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	1,793	1,504,389

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	6,467	5,426,894

XPO Logistics, Inc.

Term Loan, 3.61%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	4,275	4,157,437

		$13,613,181

Telecommunications — 4.6%

CenturyLink, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027	48,789	$46,337,531

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Ciena Corporation

Term Loan, 2.47%, (1 mo. USD LIBOR + 1.75%), Maturing September 26, 2025		1,923	$1,907,666

Colorado Buyer, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024		16,320	10,375,497

Digicel International Finance Limited

Term Loan, 4.87%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		14,427	11,884,145

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	16,287	15,795,261

Global Eagle Entertainment, Inc.

Term Loan, 8.72%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		21,266	12,147,991

Intelsat Jackson Holdings S.A.

Term Loan, 6.00%, (USD Prime + 2.75%), Maturing November 27, 2023		15,550	15,303,797

Term Loan, 6.75%, (USD Prime + 3.50%), Maturing January 2, 2024		15,794	15,675,600

IPC Corp.

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021		11,591	8,084,471

Level 3 Financing, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		1,098	1,055,315

Onvoy, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		12,634	10,675,941

Plantronics, Inc.

Term Loan, 2.99%, (USD LIBOR + 2.50%), Maturing July 2, 2025(2)		15,316	12,674,187

SBA Senior Finance II, LLC

Term Loan, 2.16%, (1 mo. USD LIBOR + 1.75%), Maturing April 11, 2025		15,616	15,139,740

Syniverse Holdings, Inc.

Term Loan, 6.87%, (6 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		11,172	7,920,948

T-Mobile USA, Inc.

Term Loan, Maturing April 1, 2027(5)		23,700	23,575,575

Telesat Canada

Term Loan, 3.16%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		8,828	8,396,139

Zayo Group Holdings, Inc.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 9, 2027	EUR	3,850	4,071,355

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Ziggo Financing Partnership

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028	47,575	$44,740,339

		$265,761,498

Utilities — 0.8%

Brookfield WEC Holdings, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing August 1, 2025	10,290	$9,795,792

Calpine Corporation

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024	20,878	20,261,427

Lightstone Holdco, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024	871	695,522

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024	15,439	12,331,608

Longview Power, LLC

Term Loan, 0.00%, Maturing April 13, 2021(6)	4,656	657,607

USIC Holdings, Inc.

Term Loan, Maturing December 8, 2023(5)	1,627	1,452,080

		$45,194,036

Total Senior Floating-Rate Loans (identified cost $5,748,033,545)		$5,053,461,141

Corporate Bonds & Notes — 1.9%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

TransDigm, Inc.

8.00%, 12/15/25(9)	1,500	$1,567,500

6.25%, 3/15/26(9)	1,500	1,475,175

		$3,042,675

Airlines — 0.1%

Delta Air Lines, Inc.

7.00%, 5/1/25(9)	4,650	$4,770,750

		$4,770,750

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.

6.25%, 5/15/26(9)		4,325	$4,357,437

Tenneco, Inc.

4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(10)	EUR	6,000	4,766,946

			$9,124,383

Building and Development — 0.0%(7)

American Builders & Contractors Supply Co., Inc.

4.00%, 1/15/28(9)		2,975	$2,858,678

			$2,858,678

Business Equipment and Services — 0.4%

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(9)		7,900	$7,780,631

5.75%, 4/15/26(9)		15,225	15,072,750

			$22,853,381

Chemicals and Plastics — 0.1%

Tronox, Inc.

6.50%, 5/1/25(9)(11)		7,000	$7,043,750

			$7,043,750

Containers and Glass Products — 0.0%(7)

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

4.719%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)		650	$643,923

			$643,923

Diversified Financial Services — 0.1%

AG Issuer, LLC

6.25%, 3/1/28(9)		4,225	$3,757,799

			$3,757,799

Drugs — 0.2%

Bausch Health Companies, Inc.

5.50%, 11/1/25(9)		8,975	$9,374,387

			$9,374,387

Security		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.1%

GFL Environmental, Inc.

4.25%, 6/1/25(9)		5,300	$5,339,750

			$5,339,750

Entertainment — 0.0%(7)

Six Flags Theme Parks, Inc.

7.00%, 7/1/25(9)		2,125	$2,209,575

			$2,209,575

Food Products — 0.0%(7)

Iceland Bondco PLC

4.975%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	1,049	$1,314,326

			$1,314,326

Food / Drug Retailers — 0.1%

Fresh Market, Inc. (The)

9.75%, 5/1/23(9)		12,550	$7,906,500

			$7,906,500

Leisure Goods / Activities / Movies — 0.1%

Sabre GLBL, Inc.

9.25%, 4/15/25(9)		2,525	$2,679,656

SeaWorld Parks & Entertainment, Inc.

8.75%, 5/1/25(9)		2,125	2,135,625

			$4,815,281

Radio and Television — 0.2%

iHeartCommunications, Inc.

6.375%, 5/1/26		2,896	$2,750,039

8.375%, 5/1/27		5,248	4,406,854

5.25%, 8/15/27(9)		2,125	1,906,444

4.75%, 1/15/28(9)		2,550	2,217,607

			$11,280,944

Telecommunications — 0.2%

CenturyLink, Inc.

4.00%, 2/15/27(9)		6,750	$6,589,688

Digicel International Finance, Ltd./ Digicel Holdings Bermuda, Ltd.

8.75%, 5/25/24(9)		6,325	5,890,156

			$12,479,844

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Utilities — 0.1%

Calpine Corp.

5.25%, 6/1/26(9)	2,245	$2,296,590

Talen Energy Supply, LLC

6.625%, 1/15/28(9)	2,645	2,507,196

		$4,803,786

Total Corporate Bonds & Notes (identified cost $123,493,426)		$113,619,732

Asset-Backed Securities — 3.4%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd.

Series 2018-1A, Class D, 4.235%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(10)	$2,500	$2,068,627

Series 2018-1A, Class E, 7.135%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(10)	3,000	1,970,397

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 8.129%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(10)	5,000	2,875,170

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 7.914%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(10)	3,525	1,987,948

Apidos CLO XX

Series 2015-20A, Class DR, 6.876%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(10)	2,375	1,665,616

Ares XL CLO, Ltd.

Series 2016-40A, Class CR, 4.619%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(10)	2,500	2,177,357

Series 2016-40A, Class DR, 7.569%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(10)	3,500	2,547,503

Ares XLIX CLO, Ltd.

Series 2018-49A, Class D, 4.098%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(10)	2,500	2,101,100

Series 2018-49A, Class E, 6.798%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(10)	3,500	2,458,487

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class C, 4.592%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	5,000	4,039,590

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 6.919%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,000	2,859,956

Babson CLO, Ltd.

Series 2015-1A, Class DR, 3.735%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,001,728

Security	Principal Amount (000’s omitted)	Value

Babson CLO, Ltd. (continued)

Series 2016-1A, Class DR, 4.093%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(10)	$1,250	$1,013,211

Series 2016-1A, Class ER, 7.043%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(10)	3,500	1,975,411

Series 2018-1A, Class C, 3.819%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	2,774,576

Bain Capital Credit CLO

Series 2018-1A, Class D, 3.743%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	3,921,170

Series 2018-1A, Class E, 6.393%, (3 mo. USD LIBOR + 5.35%), 4/23/31(9)(10)	3,000	1,609,875

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class C, 4.065%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(10)	5,000	3,909,425

Series 2018-5BA, Class D, 7.085%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(10)	3,500	1,920,979

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 6.735%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	2,866,321

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class D, 3.735%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,158,264

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class D, 4.835%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(10)	2,000	1,662,044

Series 2018-16A, Class E, 7.835%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(10)	2,250	1,521,630

Benefit Street Partners CLO XVII, Ltd.

Series 2019-17A, Class E, 7.819%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(10)	1,750	1,217,536

Betony CLO 2, Ltd.

Series 2018-1A, Class C, 3.66%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(10)	2,500	2,054,010

Series 2018-1A, Class D, 6.41%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(10)	4,450	2,914,376

BlueMountain CLO, Ltd.

Series 2016-3A, Class DR, 4.792%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(10)	1,500	1,181,250

Series 2016-3A, Class ER, 7.642%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(10)	1,500	666,375

Series 2018-1A, Class D, 3.81%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(10)	2,500	1,998,763

Series 2018-1A, Class E, 6.71%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(10)	2,000	1,124,304

Canyon Capital CLO, Ltd.

Series 2012-1RA, Class E, 6.919%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,875	3,298,259

Series 2016-1A, Class ER, 6.969%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	4,000	2,593,924

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Canyon Capital CLO, Ltd. (continued)

Series 2016-2A, Class ER, 7.219%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(10)	$4,500	$2,923,299

Series 2017-1A, Class E, 7.469%, (3 mo. USD LIBOR + 6.25%), 7/15/30(9)(10)	3,250	2,280,996

Series 2018-1A, Class D, 4.119%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(10)	3,000	2,450,712

Series 2018-1A, Class E, 6.969%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	2,750	1,771,754

Carlyle C17 CLO, Ltd.

Series C17A, Class CR, 3.56%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(10)	5,000	4,128,330

Series C17A, Class DR, 6.76%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(10)	3,500	2,008,377

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class CR2, 4.811%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(10)	2,500	2,005,150

Series 2012-3A, Class DR2, 7.811%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(10)	1,500	838,593

Series 2014-3RA, Class C, 3.941%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(10)	1,000	790,947

Series 2014-3RA, Class D, 6.391%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(10)	2,150	1,152,525

Series 2014-4RA, Class C, 4.119%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(10)	2,000	1,538,964

Series 2014-4RA, Class D, 6.869%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(10)	3,500	1,942,175

Dryden CLO, Ltd

Series 2018-55A, Class D, 4.069%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(10)	1,500	1,230,429

Series 2018-55A, Class E, 6.619%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(10)	2,000	1,376,256

Dryden Senior Loan Fund

Series 2015-40A, Class DR, 4.792%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(10)	3,000	2,489,823

Series 2015-41A, Class DR, 3.819%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	5,000	3,974,900

Series 2015-41A, Class ER, 6.519%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	711,927

Series 2016-42A, Class DR, 4.149%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(10)	2,500	2,037,870

Series 2016-42A, Class ER, 6.769%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(10)	3,500	2,384,683

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 7.864%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	2,500	1,760,945

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class D, 4.091%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(10)	2,500	2,066,100

Security	Principal Amount (000’s omitted)	Value

Galaxy XXV CLO, Ltd. (continued)

Series 2018-25A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	$3,500	$2,401,227

Goldentree Loan Management US CLO 5, Ltd.

Series 2019-5A, Class D, 4.985%, (3 mo. USD LIBOR + 3.85%), 10/20/32(9)(10)	1,500	1,287,258

Golub Capital Partners CLO 22B, Ltd.

Series 2015-22A, Class ER, 7.135%, (3 mo. USD LIBOR + 6.00%), 1/20/31(9)(10)	2,500	1,312,658

Golub Capital Partners CLO 37A, Ltd.

Series 2018-37A, Class D, 4.435%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(10)	4,000	3,104,732

Series 2018-37A, Class E, 6.885%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(10)	4,750	2,856,906

ICG US CLO, Ltd.

Series 2018-2A, Class D, 4.198%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(10)	2,000	1,426,556

Series 2018-2A, Class E, 6.848%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(10)	3,000	1,511,487

Kayne CLO 5, Ltd.

Series 2019-5A, Class E, 7.72%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(10)	500	366,993

Madison Park Funding XXV, Ltd.

Series 2017-25A, Class D, 7.091%, (3 mo. USD LIBOR + 6.10%), 4/25/29(9)(10)	1,500	937,184

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class DR, 4.235%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(10)	2,500	2,078,472

Series 2016-22A, Class ER, 7.195%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(10)	3,000	2,109,003

Neuberger Berman Loan Advisers CLO, Ltd.

Series 2018-28A, Class E, 6.735%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(10)	1,950	1,354,944

Series 2018-30A, Class D, 4.785%, (3 mo. USD LIBOR + 3.65%), 1/20/31(9)(10)	2,500	2,145,530

Series 2018-30A, Class E, 7.885%, (3 mo. USD LIBOR + 6.75%), 1/20/31(9)(10)	1,000	743,695

Oaktree CLO, Ltd.

Series 2019-3A, Class D, 5.095%, (3 mo. USD LIBOR + 3.96%), 7/20/31(9)(10)	2,625	2,212,019

OHA Credit Partners VII, Ltd.

Series 2012-7A, Class ER, 9.195%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	900	670,221

Palmer Square CLO, Ltd.

Series 2013-2A, Class CRR, 4.335%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(10)	2,500	2,119,597

Series 2013-2A, Class DRR, 6.985%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(10)	3,000	2,101,221

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Palmer Square CLO, Ltd. (continued)

Series 2018-1A, Class C, 3.635%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	$3,000	$2,472,933

Series 2018-1A, Class D, 6.285%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	1,367,452

Series 2018-2A, Class D, 6.776%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(10)	2,000	1,435,392

Regatta XIII Funding, Ltd.

Series 2018-2A, Class C, 4.319%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(10)	2,500	2,078,955

Series 2018-2A, Class D, 7.169%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(10)	5,000	3,261,495

Regatta XIV Funding, Ltd.

Series 2018-3A, Class D, 4.191%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(10)	2,500	2,086,527

Series 2018-3A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	4,500	2,925,715

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 7.491%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(10)	3,875	2,615,718

Southwick Park CLO, LLC

Series 2019-4A, Class E, 7.835%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(10)	1,750	1,306,232

Upland CLO, Ltd.

Series 2016-1A, Class CR, 4.035%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(10)	4,500	3,667,612

Series 2016-1A, Class DR, 7.035%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(10)	4,625	3,071,888

Vibrant CLO 1X, Ltd.

Series 2018-9A, Class C, 4.335%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(10)	2,500	1,770,148

Series 2018-9A, Class D, 7.385%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(10)	3,500	1,823,294

Vibrant CLO X, Ltd.

Series 2018-10A, Class C, 4.385%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(10)	5,000	3,634,920

Series 2018-10A, Class D, 7.325%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(10)	5,000	2,622,945

Voya CLO, Ltd.

Series 2015-3A, Class CR, 4.285%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(10)	2,500	1,994,768

Series 2015-3A, Class DR, 7.335%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(10)	5,500	2,997,027

Series 2016-3A, Class CR, 4.385%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(10)	2,000	1,606,356

Series 2016-3A, Class DR, 7.215%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(10)	3,375	1,822,628

Series 2018-1A, Class C, 3.735%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,053,220

Security	Principal Amount (000’s omitted)	Value

Voya CLO, Ltd. (continued)

Series 2018-2A, Class E, 6.469%, (3 mo. USD LIBOR + 5.25%), 7/15/31(9)(10)	$2,500	$1,540,680

Webster Park CLO, Ltd.

Series 2015-1A, Class CR, 4.035%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(10)	2,000	1,663,520

Series 2015-1A, Class DR, 6.635%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(10)	2,500	1,798,968

Wind River CLO, Ltd.

Series 2013-1A, Class DR, 7.435%, (3 mo. USD LIBOR + 6.30%), 7/20/30(9)(10)	3,000	1,654,644

Total Asset-Backed Securities (identified cost $282,169,298)		$198,012,677

Common Stocks — 1.4%
Security	Shares	Value

Aerospace and Defense — 0.5%

IAP Global Services, LLC(4)(12)(13)(14)	950	$12,779,163

IAP Global Services, LLC(4)(12)(13)(14)	1,627	16,414,510

		$29,193,673

Automotive — 0.0%(7)

Dayco Products, LLC(13)(14)	88,506	$663,795

		$663,795

Business Equipment and Services — 0.1%

Crossmark Holdings, Inc.(13)(14)	88,008	$5,060,460

		$5,060,460

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(13)(14)	338,679	$2,387,687

		$2,387,687

Electronics / Electrical — 0.0%(7)

Answers Corp.(4)(14)	906,100	$1,676,285

		$1,676,285

Health Care — 0.0%

New Millennium Holdco, Inc.(4)(13)(14)	421,318	$0

		$0

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil and Gas — 0.4%

AFG Holdings, Inc.(4)(13)(14)	498,342	$10,524,983

Fieldwood Energy, Inc.(13)(14)	273,160	27,316

RDV Resources, Inc., Class A(4)(13)(14)	359,500	0

Samson Resources II, LLC, Class A(14)	435,055	7,939,754

Southcross Holdings Group, LLC(4)(13)(14)	1,281	0

Southcross Holdings L.P., Class A(13)(14)	1,281	9,287

Sunrise Oil Gas, Inc., Class A(13)(14)	321,407	2,249,849

		$20,751,189

Publishing — 0.2%

ION Media Networks, Inc.(4)(14)	28,605	$11,801,279

Tweddle Group, Inc.(4)(13)(14)	19,500	131,430

		$11,932,709

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(13)(14)	1,204,044	$1,161,662

Cumulus Media, Inc., Class A(13)(14)	551,505	2,443,167

Cumulus Media, Inc., Class B(13)(14)	93,069	511,879

iHeartMedia, Inc., Class A(13)(14)	512,034	3,594,479

		$7,711,187

Retailers (Except Food and Drug) — 0.0%(7)

David’s Bridal, LLC(4)(13)(14)	272,023	$2,072,815

		$2,072,815

Total Common Stocks (identified cost $94,204,118)		$81,449,800

Preferred Stocks — 0.1%
Security	Shares	Value

Retailers (Except Food and Drug) — 0.1%

David’s Bridal, LLC, Series A, 8.00% (PIK)(4)(13)(14)	7,852	$628,160

David’s Bridal, LLC, Series B, 10.00% (PIK)(4)(13)(14)	31,998	2,590,558

Total Preferred Stocks (identified cost $2,590,558)		$3,218,718

Miscellaneous — 0.0%(7)
Security	Shares	Value

Oil and Gas — 0.0%(7)

Paragon Offshore Finance Company, Class A(13)(14)	42,177	$12,653

Security	Shares	Value

Oil and Gas (continued)

Paragon Offshore Finance Company, Class B(13)(14)	21,089	$405,963

Total Miscellaneous (identified cost $458,685)		$418,616

Warrants — 0.0%
Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(4)(13)(14)	51,888	$0

Total Warrants (identified cost $0)		$0

Exchange-Traded Funds — 0.8%
Security	Shares	Value

Invesco Senior Loan ETF	1,000,000	$20,980,000

SPDR Blackstone/GSO Senior Loan ETF	725,000	30,283,250

Total Exchange-Traded Funds (identified cost $53,169,569)		$51,263,250

Short-Term Investments — 7.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(15)	406,604,658	$406,604,658

Total Short-Term Investments (identified cost $406,442,092)		$406,604,658

Total Investments — 101.4% (identified cost $6,710,561,291)		$5,908,048,592

Less Unfunded Loan Commitments — (0.3)%		$(19,551,481)

Net Investments — 101.1% (identified cost $6,691,009,810)		$5,888,497,111

Other Assets, Less Liabilities — (1.1)%		$(65,501,442)

Net Assets — 100.0%		$5,822,995,669

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at April 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description. At April 30, 2020, the total value of unfunded loan commitments is $18,232,097.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(5)	This Senior Loan will settle after April 30, 2020, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05%.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $304,475,516 or 5.2% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(11)	When-issued security.

(12)	Affiliated company (see Note 9).

(13)	Non-income producing security.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	28,000,000	USD	30,610,037	HSBC Bank USA, N.A.	5/5/20	$73,751	$—

EUR	5,000,000	USD	5,429,925	State Street Bank and Trust Company	5/5/20	49,323	—

USD	14,646,617	EUR	13,412,734	HSBC Bank USA, N.A.	5/5/20	—	(51,722)

USD	143,668,047	EUR	130,772,003	Standard Chartered Bank	5/5/20	361,603	—

EUR	12,000,000	USD	13,275,092	HSBC Bank USA, N.A.	5/29/20	—	(118,918)

EUR	21,000,000	USD	23,817,549	State Street Bank and Trust Company	5/29/20	—	(794,244)

GBP	3,400,000	USD	4,280,209	JPMorgan Chase Bank, N.A.	5/29/20	2,490	—

GBP	900,000	USD	1,118,302	State Street Bank and Trust Company	5/29/20	15,354	—

GBP	12,500,000	USD	16,148,188	State Street Bank and Trust Company	5/29/20	—	(402,972)

USD	16,317,591	EUR	15,005,752	Citibank, N.A.	5/29/20	—	(133,933)

USD	150,498,545	EUR	134,917,043	HSBC Bank USA, N.A.	5/29/20	2,582,533	—

USD	5,899,625	EUR	5,428,386	JPMorgan Chase Bank, N.A.	5/29/20	—	(51,775)

USD	995,345	GBP	800,513	Citibank, N.A.	5/29/20	—	(12,995)

USD	784,613	GBP	631,924	State Street Bank and Trust Company	5/29/20	—	(11,369)

USD	43,642,433	GBP	35,077,593	State Street Bank and Trust Company	5/29/20	—	(541,909)

USD	121,843,876	EUR	111,184,736	Standard Chartered Bank	6/2/20	—	(62,911)

USD	120,670,263	EUR	111,133,764	Goldman Sachs International	7/31/20	—	(1,336,774)

						$3,085,054	$(3,519,522)

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

USD	–	United States Dollar

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

41	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $6,282,222,310)	$5,452,698,780

Affiliated investments, at value (identified cost, $408,787,500)	435,798,331

Cash	17,635,578

Deposits for derivatives collateral — forward foreign currency exchange contracts	1,610,012

Foreign currency, at value (identified cost, $6,764,880)	6,821,503

Interest receivable	17,605,675

Dividends receivable from affiliated investments	184,422

Receivable for investments sold	40,484,407

Receivable for open forward foreign currency exchange contracts	3,085,054

Other receivables	2,064,998

Prepaid expenses	1,502,984

Total assets	$5,979,491,744

Liabilities

Cash collateral due to brokers	$110,012

Payable for investments purchased	139,206,638

Payable for when-issued securities	8,875,000

Payable for open forward foreign currency exchange contracts	3,519,522

Payable to affiliates:

Investment adviser fee	2,413,721

Trustees’ fees	9,087

Accrued expenses	2,362,095

Total liabilities	$156,496,075

Net Assets applicable to investors’ interest in Portfolio	$5,822,995,669

42	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest and other income	$177,153,023

Dividends from affiliated investments	2,376,123

Dividends	1,559,528

Total investment income	$181,088,674

Expenses

Investment adviser fee	$17,907,452

Trustees’ fees and expenses	54,250

Custodian fee	934,932

Legal and accounting services	556,505

Interest expense and fees	1,962,209

Miscellaneous	235,471

Total expenses	$21,650,819

Net investment income	$159,437,855

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(194,958,165)

Investment transactions — affiliated investments	(69,484)

Foreign currency transactions	(3,608,676)

Forward foreign currency exchange contracts	11,949,524

Net realized loss	$(186,686,801)

Change in unrealized appreciation (depreciation) —

Investments	$(486,749,974)

Investments — affiliated investments	735,060

Foreign currency	(417,073)

Forward foreign currency exchange contracts	4,346,727

Net change in unrealized appreciation (depreciation)	$(482,085,260)

Net realized and unrealized loss	$(668,772,061)

Net decrease in net assets from operations	$(509,334,206)

43	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$159,437,855	$481,946,428

Net realized loss	(186,686,801)	(96,572,643)

Net change in unrealized appreciation (depreciation)	(482,085,260)	(251,472,705)

Net increase (decrease) in net assets from operations	$(509,334,206)	$133,901,080

Capital transactions —

Contributions	$176,806,103	$194,015,335

Withdrawals	(1,811,117,438)	(3,870,956,892)

Portfolio transaction fee	—	7,292,672

Net decrease in net assets from capital transactions	$(1,634,311,335)	$(3,669,648,885)

Net decrease in net assets	$(2,143,645,541)	$(3,535,747,805)

Net Assets

At beginning of period	$7,966,641,210	$11,502,389,015

At end of period	$5,822,995,669	$7,966,641,210

44	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.60	%(2)	0.55%	0.54%	0.56%	0.58%	0.55%

Net investment income	4.44	%(2)	5.09%	4.38%	4.07%	4.58%	4.27%

Portfolio Turnover	17	%(3)	16%	30%	42%	27%	19%

Total Return	(6.95	)%(3)	1.64%	5.05%	5.69%	7.10%	0.56%

Net assets, end of period (000’s omitted)	$5,822,996		$7,966,641	$11,502,389	$9,795,966	$8,205,738	$9,936,014

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

45	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 87.1% and 12.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which

46

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

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Floating Rate Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

K  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposed a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors during the year ended October 31, 2019. The Portfolio transaction fee was sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee was limited to amounts that had been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee was 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets. Effective July 31, 2019, the Portfolio transaction fee was discontinued.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.490% from $2 billion up to $5 billion, 0.460% from $5 billion up to $10 billion, 0.435% from $10 billion up to $15 billion, 0.415% from $15 billion up to $20 billion, 0.400% from $20 billion up to $25 billion and 0.390% of average daily net assets of $25 billion or more, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $17,907,452 or 0.50% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $1,131,563,562 and $2,482,501,088, respectively, for the six months ended April 30, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,693,507,648

Gross unrealized appreciation	$50,050,009

Gross unrealized depreciation	(855,495,014)

Net unrealized depreciation	$(805,445,005)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

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Eaton Vance

Floating Rate Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $3,519,522. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,500,000 at April 30, 2020.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2020.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$3,085,054	(1)	$(3,519,522	)(2)

Total Derivatives subject to master netting or similar agreements	$3,085,054		$(3,519,522)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

HSBC Bank USA, N.A.	$2,656,284	$(170,640)	$(2,485,644)	$—	$—

JPMorgan Chase Bank, N.A.	2,490	(2,490)	—	—	—

Standard Chartered Bank	361,603	(62,911)	—	—	298,692

State Street Bank and Trust Company	64,677	(64,677)	—	—	—

	$3,085,054	$(300,718)	$(2,485,644)	$—	$298,692

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Eaton Vance

Floating Rate Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(146,928)	$—	$—	$—	$(146,928)

Goldman Sachs International	(1,336,774)	—	—	—	(1,336,774)

HSBC Bank USA, N.A.	(170,640)	170,640	—	—	—

JPMorgan Chase Bank, N.A.	(51,775)	2,490	—	—	(49,285)

Standard Chartered Bank	(62,911)	62,911	—	—	—

State Street Bank and Trust Company	(1,750,494)	64,677	—	1,500,000	(185,817)

	$(3,519,522)	$300,718	$—	$1,500,000	$(1,718,804)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$11,949,524	$4,346,727

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2020, which is indicative of the volume of this derivative type, was approximately $692,156,000.

6  Credit Facility

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $750 million ($875 million prior to March 9, 2020) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 8, 2021. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is payable on amounts borrowed overnight at the Federal Funds rate plus a margin and for all other amounts borrowed for longer periods at a base rate or LIBOR, plus a margin. Base rate is the highest of (a) the administrative agent’s prime rate, (b) the Federal Funds Rate plus a margin and (c) the one month LIBOR rate plus a margin. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $613,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2020 is $1,013,621 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. Average borrowings and the average interest rate (excluding fees) for the six months ended April 30, 2020 were $34,340,659 and 4.46%, respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign

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Eaton Vance

Floating Rate Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Companies/Funds

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2020, the value of the Portfolio’s investment in affiliated companies and funds was $435,798,331, which represents 7.5% of the Portfolio’s net assets. Transactions in affiliated companies and funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated company/fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period

Common Stocks*

IAP Global Services, LLC(1)(2)(3)	$28,587,401	$—	$—	$—	$606,272	$29,193,673	$—	2,577

Short Term Investments

Eaton Vance Cash Reserves Fund, LLC	373,400,052	1,574,626,273	(1,541,480,971)	(69,484)	128,788	406,604,658	2,376,123	406,604,658

Totals				$(69,484)	$735,060	$435,798,331	$2,376,123

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(2)	Non-income producing security.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Eaton Vance

Floating Rate Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$5,024,872,050	$9,037,610	$5,033,909,660

Corporate Bonds & Notes	—	113,619,732	—	113,619,732

Asset-Backed Securities	—	198,012,677	—	198,012,677

Common Stocks	9,586,995	16,462,340	55,400,465	81,449,800

Preferred Stocks	—	—	3,218,718	3,218,718

Miscellaneous	—	418,616	—	418,616

Warrants	—	—	0	0

Exchange-Traded Funds	51,263,250	—	—	51,263,250

Short-Term Investments	—	406,604,658	—	406,604,658

Total Investments	$60,850,245	$5,759,990,073	$67,656,793	$5,888,497,111

Forward Foreign Currency Exchange Contracts	$—	$3,085,054	$—	$3,085,054

Total	$60,850,245	$5,763,075,127	$67,656,793	$5,891,582,165

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,519,522)	$—	$(3,519,522)

Total	$—	$(3,519,522)	$—	$(3,519,522)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

11  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

52

Eaton Vance

Floating-Rate Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

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Eaton Vance

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April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s

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Eaton Vance

Floating-Rate Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

55

Eaton Vance

Floating-Rate Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

56

Eaton Vance

Floating-Rate Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

57

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

58

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Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020